Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - Separate [member] - Previously stated [member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash in hand	$ 3,195	$ 5,026
Balances in current accounts	15,877,796	47,884,909
Total balance in current accounts	15,880,991	47,889,935
Non-current
Restricted bank balance	8,500,000	8,500,000
Total restricted bank balance in non current	8,500,000	8,500,000
Current
Cash and Cash Equivalents	1,452,316	20,989,970
Restricted bank balance	5,928,675	18,399,965
total current accounts	$ 7,380,991	$ 39,389,935